33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 6,353	R$ 6,150
United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	6,353	6,150
Net effect of exchange rate fluctuation
United States of America, Dollars | Probable Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	8,196
Net effect of exchange rate fluctuation	1,843
United States of America, Dollars | Probable Scenario [Member] | Appreciation of Twenty Five Percentage On Brazil Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	10,245
Net effect of exchange rate fluctuation	3,892
United States of America, Dollars | Probable Scenario [Member] | Appreciation of fifty percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	12,294
Net effect of exchange rate fluctuation	5,941
United States of America, Dollars | Itaipu Binacional [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	243	268
United States of America, Dollars | Itaipu Binacional [Member] | Probable Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	313
United States of America, Dollars | Itaipu Binacional [Member] | Probable Scenario [Member] | Appreciation of Twenty Five Percentage On Brazil Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	392
United States of America, Dollars | Itaipu Binacional [Member] | Probable Scenario [Member] | Appreciation of fifty percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	470
Loans and financings [Member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	6,110	R$ 5,882
Loans and financings [Member] | United States of America, Dollars | Probable Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	7,883
Loans and financings [Member] | United States of America, Dollars | Probable Scenario [Member] | Appreciation of Twenty Five Percentage On Brazil Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	9,853
Loans and financings [Member] | United States of America, Dollars | Probable Scenario [Member] | Appreciation of fifty percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ 11,824